Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details)	Dec. 31, 2025 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2026	$ 9,037
Fiscal year 2027	8,984
Fiscal year 2028	8,412
Fiscal year 2028	7,454
Fiscal year 2030	6,683
Thereafter	7,032
Total	$ 47,602